Commitments, Contingencies and Guarantees	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments, Contingencies and Guarantees

12. Commitments, Contingencies and Guarantees

Litigation

The Company is subject to various legal proceedings and claims that arise in the ordinary course of business. The Company has also been, is currently, and may in the future be, the subject of one or more regulatory or self-regulatory organization enforcement actions, including but not limited to targeted and routine regulatory inquiries and investigations involving Regulation NMS, Regulation SHO, capital requirements and other domestic and foreign securities rules and regulations which may from time to time result in the imposition of penalties or fines. In addition, the Autorité des marchés financiers (“AMF”) has brought an enforcement action in connection with the trading activities of a subsidiary of MTH in certain French listed equity securities on or around 2009. The Company has also been the subject of requests for information and documents from the SEC and the State of New York Office of the Attorney General (“NYAG”).  Certain of these matters may result in adverse judgments, settlements, fines, penalties, injunctions or other relief, and the Company’s business or reputation could be negatively impacted if it were determined that disciplinary or other enforcement actions were required. The ultimate effect on the Company from the pending proceedings and claims, if any, is presently unknown. Where available information indicates that it is probable a liability had been incurred at the date of the financial statements and the Company can reasonably estimate the amount of that loss, the Company accrues the estimated loss by a charge to income. Based on information currently available, management believes that the resolution of any known matters will not result in any material adverse effect on the Company’s financial position, results of operations or cash flows.

Indemnification Arrangements

Consistent with standard business practices in the normal course of business, the Company has provided general indemnifications to its managers, officers, employees, and agents against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred by such persons under certain circumstances as more fully disclosed in its operating agreement. The overall maximum amount of the obligations (if any) cannot reasonably be estimated as it will depend on the facts and circumstances that give rise to any future claims.

Virtu Financial, LLC and subsidiaries
Commitments, Contingencies and Guarantees

12. Commitments, Contingencies and Guarantees

Leases

The Company leases office space and office and communication equipment under various operating lease agreements, which expire at various dates through April 2020. Certain lease agreements are non‑cancellable with aggregate minimum lease payment requirements and contain certain escalation clauses. The total future minimum payment under non‑cancellable operating leases is approximately $20.6 million as of December 31, 2014.

The Company also leases communication equipment under various capital lease agreements, which expire at various dates through December 2017. Certain lease agreements are non‑cancellable with aggregate minimum lease payment requirements and contain certain escalation clauses. The total future minimum payment under non‑cancellable capital leases is approximately $16.5 million as of December 31, 2014.

At December 31, 2014, minimum rental commitments under non‑cancellable leases are approximately as follows:

	Minimum Rental
	Commitments
Year Ending December 31	Capital	Operating
2015	$11,135	$7,488
2016	5,313	3,763
2017	98	3,291
2018	—	2,640
2019	—	1,508
Thereafter	—	1,944
Total minimum lease payments	16,546	20,634

Total operating lease expense, net of amortization expense related to landlord incentives, for the years ended December 31, 2014, 2013 and 2012 was approximately $3.5 million, $4.3 million, and $14.5 million, respectively. Occupancy lease expense for the years ended December 31, 2014, 2013 and 2012 of $1.7 million, $1.9 million and $3.0 million, respectively, is included within operations and administrative expenses in the consolidated statements of comprehensive income. Communication equipment lease expense for the years ended December 31, 2014, 2013 and 2012 of $1.8 million, $2.4 million and $11.5 million, respectively, is included within communication and data processing in the accompanying consolidated statements of comprehensive income.

Employee Retention Plan

In connection with the July 8, 2011 acquisition of MTH, the Company established an employee retention plan. Under the plan, approximately $21.5 million was paid to employees in five installments from July 8, 2011 through July 8, 2014. The Company recognized approximately $2.6 million, $6.7 million and $6.1 million, respectively, in compensation expense related to the plan, for the years ended December 31, 2014, 2013 and 2012, in acquisition related retention bonus in the accompanying consolidated statements of comprehensive income.

Consulting Agreements

In connection with the December 9, 2011 acquisition of CCG, on September 30, 2011, the Company entered into a consulting agreement with CCG’s founder and managing member to provide advisory services to the Company for the DMM business. The Company paid a consulting fee of $0.5 million per year during the three year term, payable on a quarterly basis starting on the three‑month anniversary of the date of the agreement. For the years ended December 31, 2014, 2013 and 2012, the Company paid approximately $0.4 million, $0.5 million and $0.5 million, respectively, for the services received which is recorded in operations and administrative expenses in the accompanying consolidated statements of comprehensive income.

The Company also has engaged other consultants to provide services in relation to tax, regulatory and public affairs. The Company paid these consultants, on an aggregate basis, $0.3 million, $0.4 million and $0.1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Litigation

The Company is subject to various legal proceedings and claims that arise in the ordinary course of business. The Company has also been, is currently, and may in the future be, the subject of one or more regulatory or self‑regulatory organization enforcement actions, including but not limited to targeted and routine regulatory inquiries and investigations involving Regulation NMS, Regulation SHO, capital requirements and other domestic and foreign securities rules and regulations. In addition, the Autorité des marchés financiers is examining the trading activities of a subsidiary of MTH in certain French listed equity securities on or around 2009. The Company has also been the subject of requests for information and documents from the SEC and the State of New York Office of the Attorney General (“NYAG”). The ultimate effect on the Company from certain of these matters may result in adverse judgments, settlements, fines, penalties, injunctions or other relief, and the Company’s business or reputation could be negatively impacted if it were determined that disciplinary or other enforcement actions were required. The ultimate effect on the Company from the pending proceedings and claims, if any, is presently unknown. Where available information indicates that it is probable a liability had been incurred at the date of the financial statements and the Company can reasonably estimate the amount of that loss, the Company accrues the estimated loss by a charge to income. Based on information currently available, management believes that the resolution of any known matters will not result in any material adverse effect on the Company’s financial position, results of operations or cash flows.

Indemnification Arrangements

Consistent with standard business practices in the normal course of business, the Company has provided general indemnifications to its managers, officers, employees, and agents against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred by such persons under certain circumstances as more fully disclosed in its operating agreement. The overall maximum amount of the obligations (if any) cannot reasonably be estimated as it will depend on the facts and circumstances that give rise to any future claims.